DISPOSITIONS AND BUSINESSES HELD FOR SALE - Narrative (Details) $ in Millions	3 Months Ended
Dec. 31, 2021 USD ($)
Power | Boiler Manufacturing | CHINA | Other income (expense) – net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain loss on disposal of business including dicontinued operations	$ 170